Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information of the Company
Condensed Financial Information of the Company

23. Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2020.

Condensed Balance Sheet

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
			(Note 2 e)
Current assets:
Cash and cash equivalents	159,038	48,510	7,435
Receivables due from related parties	28	29	4
Prepayments and other current assets	109	181	27
Non‑current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	511,340	351,816	53,917
Total assets	670,515	400,536	61,383
Current liabilities:
Amount due to inter-company entities	15,761	14,762	2,261
Accrued liabilities and other payables	17,545	4,953	759
Total liabilities	33,306	19,715	3,020
Commitments and Contingencies (Note 18)
Shareholders' equity:
Class A ordinary shares (US$0.0001 par value per share; 4,903,917,300 shares authorized, 841,275,820 shares issued and outstanding as of December 31, 2019; 4,903,917,300 shares authorized, 884,846,745 shares issued and 871,850,620 shares outstanding as of December 31, 2020)	613	621	95
Class B ordinary shares (US$0.0001 par value per share; 96,082,700 shares authorized, 96,082,700 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	66	66	10
Additional paid-in capital	2,000,267	2,040,693	312,750
Treasury stock (US$ 0.0001 par value; 2,561,468 shares and 15,557,593 shares as of December 31, 2019 and 2020, respectively)	(2,333)	(14,081)	(2,158)
Accumulated deficit	(1,358,350)	(1,638,581)	(251,124)
Accumulated other comprehensive loss	(3,054)	(7,897)	(1,210)
Total 36Kr Holdings Inc.'s shareholders’ equity	637,209	380,821	58,363
Total liabilities and shareholders’ equity	670,515	400,536	61,383

Condensed Statement of Operations and Comprehensive Loss

	For the year ended December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
			(Note 2 e)
Operating expenses:
Sales and marketing expenses	—	(55)	(8)
General and administrative expenses	(2,435)	(9,439)	(1,447)
Total operating expenses	(2,435)	(9,494)	(1,455)
Loss from operations	(2,435)	(9,494)	(1,455)
Other income/(expenses):
Share of loss from subsidiaries, VIE and subsidiaries of VIE	(23,797)	(272,297)	(41,732)
Interest income	484	983	151
Interest expense	(73)	(14)	(2)
Others, net	66	591	91
Loss before income tax	(25,755)	(280,231)	(42,947)
Income tax expense	—	—	—
Net loss	(25,755)	(280,231)	(42,947)
Accretion on redeemable non-controlling interests to redemption value	(1,808)	—	—
Accretion of convertible redeemable preferred shares to redemption value	(449,130)	—	—
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	(26,787)	—	—
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	(309,984)	—	—
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	(36,977)	—	—
Net loss attributable to 36Kr Holdings Inc.’s ordinary shareholders	(850,441)	(280,231)	(42,947)

Condensed Statement of Cash Flows

	For the year ended December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
			(Note 2 e)
Net cash used in operating activities	(1,604)	(3,298)	(505)
Net cash used in investing activities	(123,599)	(77,536)	(11,883)
Net cash provided by/(used in) financing activities	284,489	(27,360)	(4,193)
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	(248)	(2,334)	(358)
Net increase/(decrease) in cash and cash equivalents	159,038	(110,528)	(16,939)
Cash and cash equivalents at beginning of the year	—	159,038	24,374
Cash and cash equivalents at end of the year	159,038	48,510	7,435